Results for the year - Income taxes and deferred income taxes - Income Taxes Paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Income taxes paid in Denmark for current year	kr 7,774	kr 6,640	kr 6,798
Income taxes paid outside Denmark for current year	2,258	2,376	2,639
Income taxes paid/repayments relating to prior years	904	598	(336)
Total income taxes paid	kr 10,936	kr 9,614	kr 9,101